Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended
	Dec. 31, 2013 plaintiffs	Mar. 31, 2014 occurrence plaintiffs	Dec. 31, 2013	Mar. 31, 2009 mi	Mar. 31, 2014 Minimum [Member]	Apr. 30, 2014 Subsequent Event [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Distance from original drilling location in miles				95
Loss Contingency, Damages Sought, Value					$ 5.0
Civil litigation claim damages for cost of repair and business interruption due to pipeline rupture		26.0
Liability insurance self-insured retention per occurrence		10.0
Annual liability coverage limit for wreckage and debris removal costs		490.0
Liability insurance self-insured retention		15.0
Number of Occurrences		2
Liability insurance self insured retention for each occurrence thereafter		1.0
Litigation Settlement, Amount		9.6
Number of plaintiffs		100
Loss Contingency, Claims Settled, Number	58
Letters of Credit Outstanding, Amount		242.7
Legal Fees			3.6
Estimated Litigation Liability		6.4
Payments for Legal Settlements						6.4
Litigation Settlement, Amount Paid by Underwriters		$ 3.2